Retirement benefits - Summary of Defined Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 2,854
Actuarial gains	(27,943)	$ (2,001)	$ 7,971
Other movements	(349)	5	7
Ending balance	(2,904)	2,854
Defined benefit plan obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	107,336	115,792
Current service cost	1,145	1,438
Interest expense	1,704	1,351
Actuarial gains	(27,943)	(2,001)
Benefit payments	(4,103)	(4,575)
Other movements	296	(523)
Currency translation differences	(4,954)	(4,146)
Ending balance	73,481	107,336	115,792
Defined benefit plan obligation | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	35,340	37,268
Current service cost	286	377
Interest expense	298	155
Actuarial gains	(8,806)	1,477
Benefit payments	(942)	(979)
Other movements	374	(27)
Currency translation differences	(1,942)	(2,931)
Ending balance	24,608	35,340	37,268
Defined benefit plan obligation | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	29,913	32,269
Current service cost	259	323
Interest expense	489	376
Actuarial gains	(9,793)	(1,418)
Benefit payments	(1,124)	(1,306)
Other movements	130	3
Currency translation differences	(2,083)	(334)
Ending balance	17,791	29,913	32,269
Defined benefit plan obligation | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	19,003	20,367
Current service cost	282	339
Interest expense	417	357
Actuarial gains	(3,730)	(695)
Benefit payments	(1,088)	(1,220)
Other movements	(91)	(145)
Currency translation differences	0	0
Ending balance	14,793	19,003	20,367
Defined benefit plan obligation | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	18,213	20,520
Current service cost	261	339
Interest expense	380	335
Actuarial gains	(3,582)	(1,095)
Benefit payments	(771)	(870)
Other movements	(154)	(167)
Currency translation differences	(937)	(849)
Ending balance	13,410	18,213	20,520
Defined benefit plan obligation | Germany
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	4,988
Ending balance	3,477	4,988
Defined benefit plan obligation | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	4,740
Ending balance	3,482	4,740
Defined benefit plan obligation | Pensions | Funded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	97,995
Ending balance	$ 67,265	$ 97,995
Duration of defined benefit obligation	15 years	18 years
Defined benefit plan obligation | Pensions | Funded pension plans | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 35,340
Ending balance	$ 24,608	$ 35,340
Duration of defined benefit obligation	17 years	19 years
Defined benefit plan obligation | Pensions | Funded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 29,440
Ending balance	$ 17,474	$ 29,440
Duration of defined benefit obligation	15 years	19 years
Defined benefit plan obligation | Pensions | Funded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 17,874
Ending balance	$ 13,925	$ 17,874
Duration of defined benefit obligation	12 years	12 years
Defined benefit plan obligation | Pensions | Funded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 15,341
Ending balance	$ 11,258	$ 15,341
Duration of defined benefit obligation	13 years	17 years
Defined benefit plan obligation | Pensions | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 4,474
Ending balance	$ 3,337	$ 4,474
Duration of defined benefit obligation	11 years	13 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 473
Ending balance	$ 317	$ 473
Duration of defined benefit obligation	15 years	18 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 1,129
Ending balance	$ 868	$ 1,129
Duration of defined benefit obligation	9 years	9 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 2,872
Ending balance	$ 2,152	$ 2,872
Duration of defined benefit obligation	12 years	14 years
Defined benefit plan obligation | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 4,867	$ 5,368
Current service cost	57	60
Interest expense	120	128
Actuarial gains	(2,032)	(270)
Benefit payments	(178)	(200)
Other movements	37	(187)
Currency translation differences	8	(32)
Ending balance	2,879	4,867	5,368
Defined benefit plan obligation | OPEB | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	4,867
Ending balance	$ 2,879	$ 4,867
Duration of defined benefit obligation	14 years	14 years
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (104,495)	$ (102,678)
Interest expense	(1,732)	(1,160)
Benefit payments	3,889	4,326
Other movements	58	47
Currency translation differences	5,675	4,131
Ending balance	(76,756)	(104,495)	(102,678)
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(37,096)	(37,673)
Interest expense	(314)	(158)
Benefit payments	942	979
Other movements	9	6
Currency translation differences	2,136	3,132
Ending balance	(27,986)	(37,096)	(37,673)
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(33,720)	(32,193)
Interest expense	(552)	(376)
Benefit payments	1,124	1,306
Other movements	(150)	13
Currency translation differences	2,723	390
Ending balance	(21,963)	(33,720)	(32,193)
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(18,055)	(17,046)
Interest expense	(406)	(308)
Benefit payments	1,088	1,220
Other movements	15	15
Currency translation differences	0	0
Ending balance	(14,243)	(18,055)	(17,046)
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(15,624)	(15,766)
Interest expense	(460)	(318)
Benefit payments	735	821
Other movements	184	13
Currency translation differences	816	609
Ending balance	(12,564)	(15,624)	$ (15,766)
Defined benefit plan assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(3,282)
Ending balance	(2,538)	(3,282)
Defined benefit plan assets | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(4,325)
Ending balance	$ (3,497)	$ (4,325)